Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	$ 50,834
Total intangible assets, Accumulated amortization	(1,873)		$ 0
Total, Net	48,961
Total intangible assets, Accumulated amortization	1,873		$ 0
Net	68
Total intangible assets, Gross carrying amount	50,918	16
Total intangible assets, Net	49,045	16
IP Addresses [Member]
Intangible Asset, Finite-Lived [Line Items]
Net	84	16
Accumulated amortization
Software Licenses [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	50,834
Total intangible assets, Accumulated amortization	(1,873)
Total, Net	48,961
Total intangible assets, Accumulated amortization	$ 1,873